[LOGO OF HANSBERGER APPEARS HERE]       --------------------
                                             Hansberger

                                        --------------------
                                            Institutional
                                               Series

                                        --------------------

                        PROSPECTUS

                        MAY 1, 1999

                        International Fund

                        Emerging Markets Fund

                        Foreign Small Cap Fund

                        All Countries FundSM

                        Adviser: Hansberger Global Investors, Inc.


  The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                               TABLE OF CONTENTS

Hansberger Institutional Series is a mutual fund that offers shares in four separate investment portfolios (Funds). This prospectus gives you important information about the Funds that you should know before investing and has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about before investing in the Funds, including information common to each of the Funds.

For more detailed information about the Funds, please see:

  International Fund........................................................   2
  Emerging Markets Fund.....................................................   5
  Foreign Small Cap Fund....................................................   8
  All Countries Fund SM.....................................................  10

For more detailed information about the following topics, please see:

  The Funds' Other Investments..............................................  12
  More Information About Risk...............................................  12
  The Investment Adviser....................................................  13
  Purchasing, Selling and Exchanging Fund Shares............................  15
  Dividends, Distributions and Taxes........................................  19
  Financial Highlights......................................................  21

To obtain more information about Hansberger Institutional Series, please refer to the back cover of this prospectus.

         PLEASE READ THIS PROSPECTUS AND KEEP IT FOR FUTURE REFERENCE.

               INTRODUCTION--PRINCIPAL RISKS COMMON TO ALL FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using a professional investment manager, invests it in securities like stocks and bonds. The Funds are appropriate for long-term institutional investors who seek exposure to global markets and are comfortable with the risks described here. Before you invest, you should know a few things about investing in mutual funds.

MANAGEMENT RISK

Each Fund seeks long-term capital growth as its investment goal and has its own strategies for reaching that goal. Each Fund's assets are managed under the direction of Hansberger Global Investors, Inc. (the "Adviser"). Still, investing in a Fund involves risks, and there is no guarantee that a Fund will achieve its goal. The Adviser makes judgments about several factors with respect to each investment it makes on behalf of each Fund, including the economy, but these judgments may not anticipate actual market movements or the impact of economic conditions on issuers. In fact, no matter how good a job the Adviser does, you could lose money on your investment in a Fund, just as you could with other investments.

PRICE VOLATILITY

The value of your investment in a Fund is based on the market value (or price) of the securities the Fund holds. These prices change daily due to economic and other events that affect the securities markets generally, as well as those that affect particular companies or governments. These price movements sometimes called volatility, will vary depending on the types of securities the Fund owns and the markets in which they trade. Historically, the equity markets have moved in cycles, and the value of a Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Funds.

INTERNATIONAL INVESTING

Investing in foreign countries poses distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

EMERGING MARKETS

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility in the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

-------------------------------------------------------------------------------
INTERNATIONAL FUND

-------------------------------------------------------------------------------

FUND SUMMARY

INVESTMENT GOAL                  Long-term capital growth
RELATIVE SHARE PRICE VOLATILITY  Medium to High
PRINCIPAL INVESTMENT STRATEGY    Investing primarily in a diversified portfolio
                                 of stocks and debt obligations of companies and governments domiciled outside the United States which the Adviser believes are undervalued

-------------------------------------------------------------------------------
INVESTMENT STRATEGY

In selecting investments for the Fund, the Adviser, by engaging in its own research and by reviewing research obtained through outside sources, seeks to identify securities of companies that have a market value which the Adviser believes is less than a company's intrinsic value based on its long-term potential. The Adviser's portfolio investment decisions rely heavily on a fundamental analysis of securities with a long-term investment perspective. Fundamental analysis includes evaluating a company's prospects by focusing on the quality of a company's management, its competitive position within its industry, the financial strength of the company, the quality of its earnings and the outlook for the company's future based on these and other similar factors. The objective of this analysis is to identify undervalued securities for the Fund, to hold them for the long-term and to achieve long-term capital growth as the marketplace realizes the value of these securities over time. The Adviser will also consider other factors in making portfolio investment decisions including country and political risks, and economic and market conditions.

The Adviser seeks to broaden the scope and increase the effectiveness of this fundamental analysis by searching for undervalued securities in many countries around the world. This global search provides the Adviser with more diverse opportunities and flexibility to shift portfolio investments not only from company to company and industry to industry, but also country to country, in search of undervalued securities. Under normal market conditions, the Fund will invest more than 80% of its assets in issuers located in at least three countries other than the United States. This 80% does not include the cash position of the Fund.

WHAT ARE THE RISKS OF INVESTING IN THE INTERNATIONAL FUND?

The Fund is exposed to management risk, price volatility, emerging markets risk and the general risks of international investing.

-------------------------------------------------------------------------------
                                                             INTERNATIONAL FUND

-------------------------------------------------------------------------------

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the variability of the International Fund's returns. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.
This bar chart shows changes in the total returns for the performance of the Fund from year to year for two years.

[Chart Appears Here]

 1997           1998
 ----           ----

-1.46%         -6.96%

 BEST QUARTER                                                    WORST QUARTER
 ------------                                                    -------------
    14.54%                                                          -20.50%
fourth quarter                                                   third quarter
     1998                                                            1998

AVERAGE ANNUAL TOTAL RETURN

This table compares the Fund's average annual total return for the year ending December 31, 1998, to those of the MSCI EAFE Index.

                           SINCE FUND
                           INCEPTION
                    1 YEAR (12/30/96)
                    ------ ----------
International Fund  -6.96%   -4.26%
MSCI EAFE Index*    20.33%   10.82%

--------
* MSCI EAFE Index is a widely-recognized index comprised of stocks traded in the developed markets of Europe, Asia, and the Far East.


 AN INDEX MEASURES THE MARKET
 PRICES OF A SPECIFIC GROUP OF
 SECURITIES IN A PARTICULAR MARKET
 OR SECURITIES IN A MARKET SECTOR.
 YOU CANNOT INVEST DIRECTLY IN AN
 INDEX. UNLIKE A MUTUAL FUND, AN
 INDEX DOES NOT HAVE AN INVESTMENT
 ADVISER AND DOES NOT PAY ANY
 EXPENSES OR IF AN INDEX HAD
 EXPENSES, ITS PERFORMANCE WOULD BE
 LOWER.


FUND FEES AND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services and other costs of doing business. This table describes the highest fees and expenses that you may currently pay if you hold shares of the Fund.

SHAREHOLDER FEES

   Maximum Sales Charge (Load)                            None
   Purchase Fee (as a percentage of amount purchased)+   0.50%
   Redemption Fee (as a percentage of amount redeemed)+  0.50%

--------
+ These transaction fees represent the Adviser's estimate of transaction costs, which include the costs of acquiring and disposing of the Fund's portfolio securities. THE TRANSACTION FEES ARE NOT A SALES CHARGE OR LOAD, AND ARE RETAINED BY THE FUND. The fees do not apply to, and are not charged in connection with exchanges from one Fund to another, certain insignificant transactions, including the reinvestment of dividends or capital gain distributions, or transactions involving shareholders who previously purchased shares that were not subject to the transaction fees.

-------------------------------------------------------------------------------
INTERNATIONAL FUND

-------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES

   Management Fees                        0.75%
   Distribution and Service (12b-1) Fees  None
   Other Expenses                         0.35%
                                          ----
   Total Annual Fund Operating Expenses*  1.10%

--------
* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser is voluntarily waiving a portion of its fees and reimbursing other expenses in order to keep total operating expenses at a specified level. The Adviser may discontinue all or part of these waivers and reimbursements at any time. With these fee waivers, the International Fund's actual total operating expenses are 1.00%.

For more information about these fees, see "The Investment Adviser" and "Purchasing, Selling and Exchanging Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund, if you redeem at the end of one of the indicated time periods, would be:

   1 YEAR                3 YEARS                           5 YEARS                           10 YEARS
   ------                -------                           -------                           --------
   $214                   $456                              $717                              $1,464

and, your approximate costs of investing $10,000 in the Fund, if you do not redeem at the end of one of the indicated time periods, would be:

   1 YEAR                3 YEARS                           5 YEARS                           10 YEARS
   ------                -------                           -------                           --------
   $162                   $400                              $656                              $1,390

-------------------------------------------------------------------------------
                                                          EMERGING MARKETS FUND

-------------------------------------------------------------------------------

INVESTMENT SUMMARY

INVESTMENT GOAL                  Long-term capital growth
RELATIVE SHARE PRICE VOLATILITY  High
PRINCIPAL INVESTMENT STRATEGY    Investing primarily in a diversified portfolio
                                 of publicly traded equity securities of
                                 companies located in emerging markets that the Adviser believes are undervalued and, to a lesser degree, investing in private placement emerging market equity securities

-------------------------------------------------------------------------------
INVESTMENT STRATEGY

In selecting investments for the Fund, the Adviser, by engaging in its own research and by reviewing research obtained through outside sources, seeks to identify securities of companies that have a market value which the Adviser believes is less than a company's intrinsic value based on its long-term potential. The Adviser's portfolio investment decisions rely heavily on a fundamental analysis of securities with a long-term investment perspective. Fundamental analysis includes evaluating a company's prospects by focusing on the quality of a company's management, its competitive position within its industry, the financial strength of the company, the quality of its earnings and the outlook for the company's future based on these and other similar factors. The objective of this analysis is to identify undervalued securities for the Fund, to hold them for the long-term and to achieve long-term capital growth as the marketplace realizes the value of these securities over time. The Adviser will also consider other factors in making portfolio investment decisions including country and political risks, and economic and market conditions.

The Adviser seeks to broaden the scope and increase the effectiveness of this fundamental analysis by searching for undervalued securities in many countries around the world. This global search provides the Adviser with more diverse opportunities and flexibility to shift portfolio investments not only from company to company and industry to industry, but also country to country, in search of undervalued securities. The Fund's investments generally will reflect a broad cross-section of countries, industries, and companies in order to minimize risk.

WHAT ARE THE RISKS OF INVESTING IN THE EMERGING MARKETS FUND?

The Fund is exposed to management risk, price volatility, emerging markets risk and the general risks of international investing.

-------------------------------------------------------------------------------
EMERGING MARKETS FUND

-------------------------------------------------------------------------------

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the variability of the Emerging Markets Fund's returns. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the total returns for the performance of the Fund from year to year for two years.

   [Chart Appears Here]

   1997            1998
   ----            ----
  -15.11          -30.20

 BEST QUARTER                                                   WORST QUARTER
 ------------                                                   --------------
    20.06%                                                          -26.07%
fourth quarter                                                  fourth quarter
     1998                                                            1997

AVERAGE ANNUAL TOTAL RETURN

This table compares the Fund's average annual total return for the year ending December 31, 1998, to those of the MSCI Emerging Markets Free Index.

                                           SINCE FUND
                                           INCEPTION
                                   1 YEAR  (12/30/96)
                                   ------  ----------
Emerging Markets Fund              -30.20%   -23.04%
MSCI Emerging Markets Free Index*  -25.34%   -18.75%

--------
* MSCI Emerging Markets Free Index is a widely recognized index comprised of stocks traded in the developing markets of the world that are open to foreign investment.

 AN INDEX MEASURES THE MARKET
 PRICES OF A SPECIFIC GROUP OF
 SECURITIES IN A PARTICULAR MARKET
 OR SECURITIES IN A MARKET SECTOR.
 YOU CANNOT INVEST DIRECTLY IN AN
 INDEX. UNLIKE A MUTUAL FUND, AN
 INDEX DOES NOT HAVE AN INVESTMENT
 ADVISER AND DOES NOT PAY ANY
 EXPENSES OR IF AN INDEX HAD
 EXPENSES, ITS PERFORMANCE WOULD BE
 LOWER.


FUND FEES AND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services and other costs of doing business. This table describes the highest fees and expenses that you may currently pay if you hold shares of the Fund.

SHAREHOLDER FEES

   Maximum Sales Charge (Load)                            None
   Purchase Fee (as a percentage of amount purchased)+   1.00%
   Redemption Fee (as a percentage of amount redeemed)+  1.00%

--------
+ These transaction fees represent the Adviser's estimate of transaction costs, which include the costs of acquiring and disposing of the Fund's portfolio securities. THE TRANSACTION FEES ARE NOT A SALES CHARGE OR LOAD, AND ARE RETAINED BY THE FUND. The fees do not apply to, and are not charged in connection with exchanges from one Fund to another, certain insignificant transactions, including the reinvestment of dividends or capital gain distributions, or transactions involving shareholders who previously purchased shares that were not subject to the transaction fees.

-------------------------------------------------------------------------------
                                                          EMERGING MARKETS FUND

-------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES

   Management Fees                        1.00%
   Distribution and Service (12b-1) Fees  None
   Other Expenses                         0.68%
                                          ----
   Total Annual Fund Operating Expenses   1.68%*

--------
* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser is voluntarily waiving a portion of its fees and reimbursing other expenses in order to keep total operating expenses at a specified level. The Adviser may discontinue all or part of these waivers and reimbursements at any time. With these fee waivers, the Emerging Markets Fund's actual total operating expenses are 1.25%.

For more information about these fees, see "The Investment Adviser" and "Purchasing, Selling and Exchanging Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund, if you redeem at the end of one of the indicated time periods, would be:

   1 YEAR                3 YEARS                           5 YEARS                           10 YEARS
   ------                -------                           -------                           --------
   $374                   $740                             $1,130                             $2,226

and, your approximate costs of investing $10,000 in the Fund, if you do not redeem at the end of one of the indicated time periods, would be:

   1 YEAR                3 YEARS                           5 YEARS                           10 YEARS
   ------                -------                           -------                           --------
   $271                   $630                             $1,013                             $2,087

-------------------------------------------------------------------------------
FOREIGN SMALL CAP FUND

-------------------------------------------------------------------------------

FUND SUMMARY

INVESTMENT GOAL                  Long-term capital growth
RELATIVE SHARE PRICE VOLATILITY  Medium to High
PRINCIPAL INVESTMENT STRATEGY    Investing primarily in a diversified portfolio
                                 of equity securities of issuers with relatively small market capitalizations (share price times number of equity securities outstanding) located outside the United States which the Adviser believes are undervalued

-------------------------------------------------------------------------------
INVESTMENT STRATEGY

In selecting investments for the Fund, the Adviser, by engaging in its own research and by reviewing research obtained through outside sources, seeks to identify securities of companies that have a market value which the Adviser believes is less than a company's intrinsic value based on its long-term potential. The Adviser's portfolio investment decisions rely heavily on a fundamental analysis of securities with a long-term investment perspective. Fundamental analysis includes evaluating a company's prospects by focusing on the quality of a company's management, its competitive position within its industry, the financial strength of the company, the quality of its earnings and the outlook for the company's future based on these and other similar factors. The objective of this analysis is to identify undervalued securities for the Fund, to hold them for the long-term and to achieve long-term capital growth as the marketplace realizes the value of these securities over time. The Adviser will also consider other factors in making portfolio investment decisions including country and political risks, and economic and market conditions.

The Adviser seeks to broaden the scope and increase the effectiveness of this fundamental analysis by searching for undervalued securities in many countries around the world. This global search provides the Adviser with more diverse opportunities and flexibility to shift portfolio investments not only from company to company and industry to industry, but also country to country, in search of undervalued securities. Under normal market conditions, the Fund will invest at least 70% of the value of its total assets in (1) companies located in developing countries with individual market capitalizations of less than $1.5 billion USD (at the time of purchase) and (2) companies located in developed countries, other than the United States, with individual market capitalizations of less than $1.5 billion USD (at the time of purchase).

WHAT ARE THE RISKS OF INVESTING IN THE FOREIGN SMALL CAP FUND?

Because the Fund may invest without limit in smaller capitalization stocks, the Fund is exposed to certain risks in addition to management risk, price volatility, emerging markets risk and the general risks of international investing.

SMALLER CAPITALIZATION STOCKS

The Fund's investments in smaller capitalization stocks can involve greater risk than investing in stocks of larger, more established companies. For example, smaller capitalization companies often have limited product lines, markets, or financial resources, may be dependent on management by one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts (limiting the information available to the Adviser to analyze) and may be subject to wider price swings and thus may create a greater chance of loss than securities of larger capitalization companies. Finally, the cost of purchasing and selling stocks of smaller capitalization companies (transaction costs) may be higher than those of larger capitalization companies.

-------------------------------------------------------------------------------
                                                         FOREIGN SMALL CAP FUND

-------------------------------------------------------------------------------

PERFORMANCE INFORMATION

The Foreign Small Cap Fund has not commenced operations and, therefore, does not yet have a performance history.

FUND FEES AND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services and other costs of doing business. This table describes the highest fees and expenses that you may currently pay if you hold shares of the Fund.

SHAREHOLDER FEES

   Maximum Sales Charge (Load)                           None
   Purchase Fee (as a percentage of amount purchased)+   1.00%
   Redemption Fee (as a percentage of amount redeemed)+  1.00%

--------
+ These transaction fees represent the Adviser's estimate of transaction costs, which include the costs of acquiring and disposing of the Fund's portfolio securities. The transaction fees are not a sales charge or load, and are retained by the Fund. The fees do not apply to, and are not charged in connection with exchanges from one Fund to another, certain insignificant transactions, including the reinvestment of dividends or capital gain distributions, or transactions involving shareholders who previously purchased shares that were not subject to the transaction fees.

ANNUAL FUND OPERATING EXPENSES

   Management Fees                        0.90%
   Distribution and Service (12b-1) Fees  None
   Other Expenses*                        0.35%
                                          ----
   Total Annual Fund Operating Expenses   1.25%

--------
*  Other expenses are based on estimated amounts for the current fiscal year.

For more information about these fees, see "The Investment Adviser" and "Purchasing, Selling and Exchanging Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund, if you redeem at the end of one of the indicated time periods, would be:

        1 YEAR                                                         3 YEARS
        ------                                                         -------
        $331                                                            $608

and, your approximate costs of investing $10,000 in the Fund, if you do not redeem at the end of one of the indicated time periods, would be:

        1 YEAR                                                         3 YEARS
        ------                                                         -------
        $227                                                            $497

-------------------------------------------------------------------------------
ALL COUNTRIES FUND SM
-------------------------------------------------------------------------------

FUND SUMMARY

INVESTMENT GOAL                  Long-term capital growth
RELATIVE SHARE PRICE VOLATILITY  Medium to High
PRINCIPAL INVESTMENT STRATEGY    Investing primarily in a diversified
                                 portfolio of stocks and debt obligations of companies and governments domiciled in any country which the Adviser believes are undervalued, including the United States

-------------------------------------------------------------------------------

INVESTMENT STRATEGY

In selecting investments for the Fund, the Adviser, by engaging in its own research and by reviewing research obtained through outside sources, seeks to identify securities of companies that have a market value which the Adviser believes is less than a company's intrinsic value based on its long-term potential. The Adviser's portfolio investment decisions rely heavily on a fundamental analysis of securities with a long-term investment perspective. Fundamental analysis includes evaluating a company's prospects by focusing on the quality of a company's management, its competitive position within its industry, the financial strength of the company, the quality of its earnings and the outlook for the company's future based on these and other similar factors. The objective of this analysis is to identify undervalued securities for the Fund, to hold them for the long-term and to achieve long-term capital growth as the marketplace realizes the value of these securities over time. The Adviser will also consider other factors in making portfolio investment decisions including country and political risks, and economic and market conditions. The Adviser seeks to broaden the scope and increase the effectiveness of this fundamental analysis by searching for undervalued securities in many countries around the world. This global search provides the Adviser with more diverse opportunities and flexibility to shift portfolio investments not only from company to company and industry to industry, but also country to country, in search of undervalued securities. Under normal market conditions the Fund will invest its assets in at least three countries, which may include the United States.

WHAT ARE THE RISKS OF INVESTING IN THE ALL COUNTRIES FUND?

The Fund is exposed to management risk, price volatility, emerging markets risk and the general risks of international investing.

-------------------------------------------------------------------------------
                                                          ALL COUNTRIES FUND SM
-------------------------------------------------------------------------------

PERFORMANCE INFORMATION

The All Countries Fund SM has not commenced operations and, therefore, does not yet have a performance history.

FUND FEES AND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services and other costs of doing business. This table describes the highest fees and expenses that you may currently pay if you hold shares of the Fund.

SHAREHOLDER FEES

   Maximum Sales Charge (Load)                           None
   Purchase Fee (as percentage of amount purchased)+      .50%
   Redemption Fee (as a percentage of amount redeemed)+   .50%

--------
+ These transaction fees represent the Adviser's estimate of transaction costs, which include the costs of acquiring and disposing of the Fund's portfolio securities. THE TRANSACTION FEES ARE NOT A SALES CHARGE OR LOAD, AND ARE RETAINED BY THE FUND. The fees do not apply to, and are not charged in connection with exchanges from one Fund to another, certain insignificant transactions, including the reinvestment of dividends or capital gain distributions, or transactions involving shareholders who previously purchased shares that were not subject to the transaction fees.

ANNUAL FUND OPERATING EXPENSES

   Management Fees                        0.75%
   Distribution and Service (12b-1) Fees  None
   Other Expenses*                        0.25%
                                          ----
   Total Annual Fund Operating Expenses   1.00%

--------
*  Other expenses are based on estimated amounts for the current fiscal year.

For more information about these fees, see "The Investment Adviser" and "Purchasing, Selling and Exchanging Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund, if you redeem at the end of one of the indicated time periods, would be:

        1 YEAR                                                         3 YEARS
        ------                                                         -------
        $204                                                            $425

and, your approximate costs of investing $10,000 in the Fund, if you do not redeem at the end of one of the indicated time periods, would be:

        1 YEAR                                                         3 YEARS
        ------                                                         -------
        $152                                                            $368

                         THE FUNDS' OTHER INVESTMENTS

This prospectus describes each Fund's primary investment strategies and the Funds will normally invest at least 65% of their assets in the types of securities described in this prospectus. However, although each Fund generally invests in common stock, a Fund may also invest in preferred stocks and certain debt securities, rated or unrated, such as convertible bonds and bonds selling at a discount, when the Adviser believes the potential for appreciation will equal or exceed that available from investments in common stock. Each Fund may also invest in warrants or rights to subscribe to or purchase such securities, and sponsored or unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and other depositary receipts (collectively, "Depositary Receipts"). Each Fund may also lend its portfolio securities, sell securities short, and borrow money for investment purposes (i.e., "leverage" its portfolio). In addition, each Fund may invest in closed-end investment companies holding foreign securities, and enter into transactions in options on securities, securities indices and foreign currencies, forward foreign currency contracts, futures contracts and related options, and swap transactions, as well as other derivative instruments. When deemed appropriate by the Adviser, the Fund may invest cash balances in repurchase agreements and other money market investments to maintain liquidity in an amount sufficient to meet expenses or for day-to-day operating purposes. These investment techniques are described in detail in the Statement of Additional Information
(SAI). Of course, there is no guarantee that any Fund will achieve its investment goal.

The investments and strategies described throughout this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations that would not ordinarily be consistent with the Funds' objectives. The Funds will do so only if the Adviser believes that the risk of loss outweighs the opportunity for gains or income.

                          MORE INFORMATION ABOUT RISK

INTERNATIONAL INVESTING

Each of the Funds invests primarily in equity securities of issuers located in foreign countries. Investment in securities of foreign issuers involves some risks different from, or in addition to, those affecting investments in securities of U.S. issuers, including:

Regulation                     There may be less government supervision and
                               regulation of foreign securities exchanges, brokers and listed companies than in the U.S.

Political/Economy              A foreign jurisdiction might impose or change
                               withholding taxes or other levies on income payable in connection with foreign securities.
                               There are risks of seizure, nationalization or expropriation of a foreign issuer or foreign deposits, and adoption of foreign governmental restrictions such as capital or exchange controls. Many emerging or developing countries have less stable political and economic environments than some more developed countries.

Liquidity and Concentration    Many foreign securities markets have
                               substantially less volume than U.S. national securities exchanges. Available investments in emerging countries may be highly concentrated in a small number of issuers, or the issuers may be unseasoned and/or have significantly smaller market capitalization than in the U.S.
                               or more developed countries.

Taxes
                               Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on foreign investments.

Brokerage                      Brokerage Commissions and other transaction
                               costs on foreign securities exchanges are generally higher than in the U.S.

YEAR 2000 RISKS

Like other mutual funds (and most organizations around the world), the Funds could be affected by computer problems related to the transition to the year 2000. While no one knows if these problems will have any impact on the Funds or on the financial markets in general, the Funds are taking steps to protect investors. These include efforts to ensure that the Funds' own systems are prepared to make the transition to the year 2000, and to determine that the problem will not affect the systems used by the Funds' major service providers. Whether these steps will be effective can only be known for certain in the year 2000. Please note that Year 2000-related computer problems may have a greater negative impact on investments in foreign countries, especially in emerging markets.

                            THE INVESTMENT ADVISER

Hansberger Global Investors, Inc. is the Investment Adviser to the Trust. The Adviser, with principal offices at 515 East Las Olas Blvd., Fort Lauderdale, Florida, conducts a worldwide portfolio management business that provides a broad range of portfolio management services to customers in the United States and abroad. See "INVESTMENT ADVISER" in the SAI.

The Adviser provides each Fund with investment advice and portfolio management services pursuant to an Investment Advisory Agreement (the "Advisory Agreement"), and, subject to the supervision of the Board of Trustees, makes each Fund's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages each Fund's investments. Under the terms of its Advisory Agreement, each Fund pays the Adviser a monthly advisory fee, accrued daily based on the Fund's average daily net assets, at the annual rates set forth in the table below. Because each Fund invests internationally, these advisory fees are higher than those of most investment companies, but the Adviser believes the fees are comparable to those of investment companies with similar objectives and policies.

       FUND                                                       ADVISORY FEE
       ----                                                       ------------
       International Fund                                             0.75%
       Emerging Markets Fund                                          1.00%
       Foreign Small Cap Fund                                         0.90%
       All Countries Fund SM                                          0.75%

PORTFOLIO MANAGEMENT TEAMS

Emerging          THOMAS L. HANSBERGER is the Chairman and Chief Executive
Markets All       Officer of the Adviser and the Trust. Mr. Hansberger is
Countries         primarily responsible for the day-to-day management of the
                  Emerging Markets and All Countries Funds. Before forming the
                  Adviser in 1994, Mr. Hansberger had served as Chairman,
                  President and Chief Executive Officer of Templeton
                  Worldwide, Inc., the parent holding company of the Templeton group of companies, from 1985 to 1992. While at Templeton, Mr. Hansberger served as director of research and was an officer, director or primary portfolio manager for several
                  Templeton Mutual Funds.

International     JAMES E. CHANEY joined the Adviser in 1996 as Chief
                  Investment Officer and is primarily responsible for the day to day management of the International Fund. From 1993 to 1996, prior to joining the Adviser, he was Executive Vice
                  President for Templeton Worldwide and a senior member of its Portfolio Management/Strategy Committee. While at Templeton,
                  Mr. Chaney managed numerous accounts, including the $2.5 billion Templeton Institutional Funds Inc. Foreign Equity
                  Series.

Foreign Small
Cap LAURETTA (RETZ) REEVES joined the Adviser in 1996 as a Managing Director, portfolio manager and research analyst. She also serves as Director of Research for the Adviser. Ms. Reeves is primarily responsible for the day-to-day management of the Foreign Small Cap Fund. From 1987 to 1996, prior to joining the Adviser, she was Senior Vice President of Templeton Worldwide in the research and portfolio management group with primary responsibility for numerous industries and countries, including global chemicals and European banks.

Emerging          FRANCISCO ALZURU joined the Adviser in 1994 as a Managing
Markets All       Director of Latin America, portfolio manager and research
Countries         analyst, specializing in Latin America. From 1990 to 1994, prior to joining the Adviser, he worked at Vestcorp Partners as their Latin American analyst.

Emerging
Markets All       AJIT DAYAL joined the Adviser in 1998 as Managing Director
Countries         of India. From 1995 to 1998, prior to joining the Adviser, he was portfolio manager of a venture capital fund for Walden International Investment Group, and before that, from 1992 to 1995, he was a Director of all Jardine Fleming companies in India, with direct responsibility for research and investment management.

International     JOHN FENLEY joined the Adviser in 1997 as a research
                  analyst, responsible for research coverage of global equities. From 1995 to 1997, prior to joining the Adviser, he was the portfolio manager for the Institutional
                  Investment Management Department of Sun Trust Bank, and before that, from 1990 to 1995, served as a portfolio manager and equity analyst for Fifth Third Bank.

Emerging
Markets AUREOLE FOONG joined the Adviser in 1997 as Director of Asian Research. From 1994 to 1997, prior to joining the Adviser, he was a Director of Peregrine Asset Management where he was responsible for several mutual fund and private accounts investing in regional Asian markets.

International     VICTORIA GRETZKY joined the Adviser in 1996 as a research
                  analyst. From 1993 to 1996, prior to joining the Adviser, she was a research analyst for Optimum Consulting, a Russian based firm which specialized in restructuring Russian companies during privatization.

Foreign Small     CHARLES F. GULDEN joined the Adviser in 1996 as a Managing
Cap               Director, portfolio manager and research analyst. From 1989 to 1996, prior to joining the Adviser, he was Vice President and Director of Templeton Worldwide in the research and portfolio management group with primary research responsibility for global health care services and agricultural chemical sectors.

International
                  JOHN HOCK joined the Adviser in 1996 as a research analyst. From 1990 to 1996, prior to joining the Adviser, he was a Vice President and senior analyst in global securities research and economics group at Merrill Lynch.

Foreign Small     RON HOLT joined the Adviser in 1997 as a research analyst.
Cap               From 1991 to 1997, prior to joining the Adviser, he was a
                  Vice President in the Corporate and Institutional Client
                  Group at Merrill Lynch.

Emerging
Markets All       ROBERT MAZUELOS joined the Adviser in 1995 as a research
Countries         analyst. From 1991 to 1995, prior to joining the Adviser, he was a performance analyst at Templeton Investment Counsel, Inc. where he was responsible for return analysis on separate accounts and mutual funds.

Emerging          VLADIMIR TYURENKOV joined the Adviser in 1995 as Managing
Markets           Director of Eastern Europe and Russia, portfolio manager and
Foreign Small     research analyst. From 1990 to 1993, prior to joining the
Cap               Adviser, he worked for the Russian Government and from 1993 to 1995 he worked extensively on the Pepperdine University
                  Russian Conversion and Privatization Program.

                PURCHASING, SELLING AND EXCHANGING FUND SHARES

You may purchase, sell (redeem) and exchange shares of each Fund on any day when the New York Stock Exchange ("NYSE") is open for business (a "business day") so long as the Custodian is also open for business that day. The purchase price of shares is a Fund's net asset value per share next determined after receipt of your purchase order, plus any applicable transaction fee; the amount of any transaction fee is deducted from the total amount of your investment, and the remaining amount of your investment is invested in Fund shares. The redemption price of shares is a Fund's net asset value per share next determined after receipt of your redemption request, less any applicable transaction fee. Each Fund's net asset value per share is determined on each business day at the regular close of trading of the NYSE (currently 4:00 p.m., Eastern time). Purchase orders and redemption requests received prior to this time on any business day will be executed at the price computed on that day; orders and requests received after the regular close of the NYSE will be executed at the price computed on the next business day. The Trust reserves the right to refuse any order for purchase of Shares.

HOW TO PURCHASE FUND SHARES

How to Open an Account. To open an account, you must complete an Account Registration Form and send it to the Trust, and either send in your check or arrange for a wire transfer. Your initial investment must be for at least $1,000,000 unless you have received a waiver from the Adviser. For purposes of meeting the required minimum investments, the Trust will aggregate all accounts under common ownership or control, including accounts of spouses and minor children. There is no minimum for employer sponsored 401(k) plans that have more than 100 employee participants.

BY CHECK Make your check (or other negotiable bank draft or money order) payable to "Hansberger Institutional Series," and mail it with your completed and signed Account Registration Form to:

                             Hansberger Institutional Series
                             c/o Chase Global Funds Services Company
                             P.O. Box 2973
                             73 Tremont Street
                             Boston, MA 02208

                             Checks must be drawn on U.S. banks.

BY WIRE Have your bank send a Federal Funds wire or a bank wire to the Trust, and mail your completed and signed Account Registration Form to:

                             Hansberger Institutional Series
                             c/o Chase Global Funds Services Company
                             P.O. Box 2973
                             73 Tremont Street
                             Boston, MA 02208

                  The Trust will accept your purchase order before receiving you Account Registration Form only if you have provided certain information with your wire.

                  You must follow these steps to purchase shares by wire:
                  First, telephone the Trust at 1-800-414-6927 to receive a wire control number. To be issued an account number, you will need to provide a written application with your name, address, telephone number, Social Security or Tax Identification Number, the amount being wired, and the name of the bank sending the wire. Second, instruct your bank to wire the specified amount to the following account and/or wire control number (be sure to have your bank include your account number and the Fund's name):

                             The Chase Manhattan Bank
                             ABA Number 021000021
                             DDA Number 910 2 777076
                             Attn: Hansberger Institutional Series
                             Ref: (Fund name, account number, account name, wire control number).

                  Federal Funds wires cannot be made on any federal holiday restricting wire transfers, even if the NYSE is open on that day. Liability of the Fund or its agents for fraudulent or unauthorized wire instructions may be limited. See "Telephone Transactions."

                  Your bank may charge a service fee for sending a Federal Funds wire or bank wire.

Letter of Intent. You may make an initial investment of less than $1 million if you execute a letter of intent ("Letter") which expresses your intention to invest at least $1 million in the Funds within 13 months. The minimum initial investment under a Letter is $100,000. If you do not invest at least $1 million in shares of the Funds or other funds advised by the Adviser within the 13-month period from execution of the Letter, the shares actually purchased may be involuntarily redeemed and the proceeds sent to you at your address of record. Any redemptions you make during the 13-month period will be subtracted from the amount of Shares purchased for purposes of determining whether the terms of the Letter have been completed.

How to Add to Your Investment. You may purchase additional shares for your account at any time by mailing a check or by wiring funds to the Fund according to the procedures above. If wiring funds, please call 1-800-414-6927 to receive a wire control number. Your check, a cover letter, or your wire instructions must specify the name of the Fund, the name on your account and your account number, and you must call the Fund before wiring funds. Your check or wire must be for at least $100,000.

OTHER PURCHASE INFORMATION

Payment for shares of a Fund must be in United States dollars, unless you have received the Fund's prior written approval to make payment in other currencies or by tendering securities.

No share certificates will be issued. All shares purchased for your account will be confirmed to you and credited to your account on the Fund's books maintained by the Transfer Agent.

To ensure that checks are collected, you may not redeem shares purchased by check until payment for the purchase has been received; receipt may take up to eight business days after purchase. If your purchase is canceled due to nonpayment or because your check does not clear, you will be responsible for any loss incurred by the Trust or its agents, and you may be restricted from making future investments in the Trust. If you are already a shareholder, the Trust may redeem shares from your account(s) as reimbursement for any such loss.

If an investment in the Funds is made through a broker that has executed a dealer agreement with the Trust, the Adviser or one of its affiliates may make a payment out of its own resources to such dealer in an amount not to exceed 0.25% of the amount invested. Dealers may contact the Adviser for additional information.

Investors may also purchase shares of a Fund through banks and registered broker-dealers who do not have a dealer agreement with the Funds. Those banks and broker-dealers, who make purchases for their customers, may charge a fee for such services.

The Trust reserves the right to reject any purchase order for shares if the Trust or its agents determine that accepting such order would not be in the best interest of a Fund or its existing shareholders.

HOW THE FUNDS CALCULATE NAV

NAV for one Fund share is the value of that share's portion of all of the net assets in a Fund. In calculating NAV, the Funds generally value a Fund's portfolio securities at their market price. If market prices are unavailable or are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. The Funds hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the value of these investments may change on days when you cannot purchase or sell Fund shares.

MINIMUM PURCHASES

To purchase shares of the Funds for the first time, you must invest at least $1,000,000 in any such Fund. To purchase additional shares of the Funds, you must invest at least $100,000. The Funds may accept investments of smaller amounts at their discretion.

HOW TO SELL YOUR FUND SHARES

You may sell (usually called "redeem") your shares on any Business Day by contacting the Funds directly by mail or telephone. Your redemption proceeds may be more or less than the purchase price of your shares depending on, among other factors, the market value of the investment securities held by the Fund at the time you redeem. The sale price of each share will be the next NAV determined after the Funds receive your request.

BY MAIL           Send your redemption request to:

                             Hansberger Institutional Series
                             c/o Chase Global Funds Services Company
                             P.O. Box 2973
                             73 Tremont Street
                             Boston, MA 02208

BY TELEPHONE      If you have telephone transaction privileges, you can
                  request a redemption of your shares by calling the Fund at 1-800-414-6927 prior to 4:00 P.M. Eastern Time, to receive that day's closing net asset value; redemption proceeds will be mailed to you or wired to your bank.

RECEIVING YOUR MONEY

Normally, the Funds will send your sale proceeds within five Business Days after they receive your request. Your proceeds can be wired to a bank account or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 BUSINESS DAYS).

REDEMPTIONS IN KIND

Each Fund may, although it does not intend to do so under normal circumstances, pay redemption proceeds in whole or in part by a distribution in kind of securities held in its portfolio, in conformity with applicable SEC rules.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Funds may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

CLOSING SMALL ACCOUNTS

Due to the relatively high cost of maintaining smaller accounts, the Trust reserves the right to redeem all of your shares if your redemptions cause your account value to drop below the minimum required investment. The Trust will not redeem an account whose value has dropped solely because of market reductions in net asset value. If at any time your account value does not equal or exceed the required minimum, you may be notified of this fact. You will be allowed at least 60 days to add to your investment before any involuntary redemption is processed.

SIGNATURE GUARANTEES

To protect your account, the Trust and its agents from fraud, signature guarantees are required for certain redemptions to verify the identity of the person who has authorized a redemption from your account. A signature guarantee is not required for redemptions of $50,000 or less, requested by and payable to all Shareholders of record. Please contact the Trust for further information.

HOW TO EXCHANGE YOUR SHARES

You may exchange your shares of any Fund for shares of any other Fund on any Business Day by contacting the Funds directly by mail or telephone. This exchange privilege may be changed or canceled at any time upon 60 days' notice. When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Funds receive your exchange request.

PURCHASES OR EXCHANGES BY TIMING ACCOUNTS

Market timing or allocation services ("Timing Accounts") generally include accounts administered so as to redeem or purchase Shares based upon certain predetermined market indicators. The Trust reserves the right to temporarily or permanently terminate the exchange privilege or reject any specific purchase order for any Timing Account or any person whose transactions seem to follow a timing pattern. In addition, the Trust reserves the right to refuse the purchase side of a redemption and purchase request by any Timing Account, person, or group if, in the Adviser's judgement, a Fund would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected. A Shareholder's exchanges into a Fund may be restricted or refused if a Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets. In particular, a pattern of exchanges, purchases and redemptions that coincides with a "market timing" strategy may be disruptive to a Fund and therefore may be refused.

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although we have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions the Funds reasonably believe to be genuine. If you transact with the Funds over the telephone, you will generally bear the risk of any loss.

                      DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Each Fund expects to distribute substantially all of its net investment income in the form of dividends at least annually. Net capital gains, if any, will be distributed annually.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must check off the appropriate box in the Distribution Option Section on the Account Registration Form or notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Funds written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISER REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to qualify for the special tax treatment afforded regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), so that each Fund will be relieved of federal income tax on that part of its net investment income and net capital gain (the excess of net long-term capital gain over net short-term capital loss) that is distributed to shareholders.

Each Fund distributes substantially all of its net investment income (including, for this purpose, net short-term capital gain) to shareholders. Dividends from a Fund's net investment income are taxable to shareholders as ordinary income, whether received in cash or in additional shares.

Distributions of net capital gain are taxable to shareholders as long-term capital gain, regardless of how long shareholders have held their shares. Each Fund sends reports annually to its shareholders of the federal income tax status of all distributions made during the preceding year.

Each Fund intends to make sufficient distributions or deemed distributions of its ordinary income and capital gain net income (the excess of short-term and long-term capital gains over short-term and long-term capital losses) as to avoid the 4 percent excise tax imposed on undistributed income of regulated investment companies.

Dividends and other distributions declared by a Fund in October, November or December of any year and payable to shareholders of record on a date in such month will be deemed to have been paid by the Fund and received by the shareholders on the last day of that year if the distributions are paid by the Fund at any time during the following January.

The sale or redemption of shares may result in taxable gain or loss to the redeeming shareholder, depending upon whether the fair market value of the redemption proceeds exceeds or is less than the shareholder's adjusted basis in the redeemed shares. The character of such a gain or loss for tax purposes will depend on how long you have held your shares.

Investment income received by a Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. Information on taxation of a Fund by certain foreign countries is set out in the SAI. To the extent that a Fund is liable for foreign income taxes so withheld, the Fund intends to operate so as to meet the requirements of the Code to pass through to the shareholders credit for foreign income taxes paid. Although each Fund intends to meet Code requirements to pass through credit for such taxes, there can be no assurance that each Fund will be able to do so.

THE TAX DISCUSSION SET FORTH ABOVE IS INCLUDED HEREIN FOR GENERAL INFORMATION ONLY. YOU SHOULD CONSULT YOUR OWN TAX ADVISERS ABOUT THE TAX CONSEQUENCES OF AN INVESTMENT IN THE FUND. Each Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Capital gains distributions may be taxable at different rates depending on the length of time a Fund holds its portfolio securities. EACH SALE OR EXCHANGE OF FUND SHARES IS A TAXABLE EVENT.

MORE INFORMATION ABOUT TAXES IS IN THE FUNDS' STATEMENT OF ADDITIONAL
INFORMATION.

                             FINANCIAL HIGHLIGHTS

The tables that follow present performance information about the International Fund and the Emerging Markets Fund. This information is intended to help you understand each Fund's financial performance for the past two years. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the return that you would have earned on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

This information has been audited by Arthur Andersen LLP, independent public accountants. Their report, along with each Fund's financial statements, appears in the annual report that accompanies the Statement of Additional Information. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-414-6927.

For a Share Outstanding Throughout each Period.

                                                 INTERNATIONAL FUND
                                            --------------------------------
                                             1/1/98     1/1/97     12/30/96
                                               TO         TO          TO
                                            12/31/98   12/31/97   12/31/96*+
                                            --------   --------   ----------
NET ASSET VALUE, BEGINNING OF PERIOD....... $   9.79   $  10.12     $10.12
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income .....................     0.14       0.10        --
Net Realized and Unrealized Loss ..........    (0.81)     (0.25)       --
                                            --------   --------     ------
  Total from Investment Operations.........    (0.67)     (0.15)       --
                                            --------   --------     ------
LESS DISTRIBUTIONS FROM:
Net Investment Income......................    (0.11)     (0.08)       --
In Excess of Net Investment Income.........      --         -- ++      --
Capital Gains..............................    (0.04)     (0.10)       --
                                            --------   --------     ------
  Total Distributions......................    (0.15)     (0.18)       --
                                            --------   --------     ------
Net Asset Value, End of Period............. $   8.97   $   9.79     $10.12
                                            ========   ========     ======
TOTAL RETURN...............................    (6.96)%    (1.46)%     0.00%
RATIOS AND SUPPLEMENTAL DATA:+
Net Assets, End of Period (in Thousands)... $280,493   $186,559     $4,296
RATIO OF EXPENSES TO AVERAGE NET
 ASSETS (1)................................     1.00%      1.00%      1.00%**
Ratio of Net Investment Income to Average
 Net Assets (1)............................     1.82%      1.84%      3.50%**
Portfolio Turnover Rate....................       32%        14%      0.00%
--------
(1) Effect of voluntary expense limitation during the period:
  Ratio of Expenses to Average Net Assets..     1.10%      1.29%     77.13%**
  Ratio of Net Income (Loss) to Average Net
   Assets .................................     1.72%      1.55%    (72.63)%**

 * The Fund commenced operations on December 30, 1996.
** Annualized.
 + The per share amounts for the two day period ended December 31, 1996 are based on average outstanding shares.
++ Amount represents less than $0.01 per share.

                              FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout each Period.

                                                 EMERGING MARKETS FUND
                                              --------------------------------
                                               1/1/98     1/1/97     12/30/96
                                                 TO         TO          TO
                                              12/31/98   12/31/97   12/31/96*+
                                              --------   --------   ----------
NET ASSET VALUE, BEGINNING OF PERIOD........  $   8.50   $ 10.12      $10.12
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income.......................      0.04      0.05         --
Net Realized and Unrealized Loss............     (2.61)    (1.58)        --
                                              --------   -------     -------
  Total from Investment Operations..........     (2.57)    (1.53)        --
                                              --------   -------     -------
LESS DISTRIBUTIONS FROM:
Net Investment Income.......................     (0.02)    (0.07)        --
In Excess of Net Investment Income..........       -- ++     --          --
Capital Gains...............................       --      (0.02)        --
                                              --------   -------     -------
  Total Distributions.......................     (0.02)    (0.09)        --
                                              --------   -------     -------
Net Asset Value, End of Period..............  $   5.91   $  8.50      $10.12
                                              ========   =======     =======
TOTAL RETURN................................    (30.20)%  (15.11)%      0.00%
RATIOS AND SUPPLEMENTAL DATA:+
Net Assets, End of Period (in Thousands)....  $142,671   $36,720      $5,233
RATIO OF EXPENSES TO AVERAGE NET ASSETS(1)..      1.25%     1.50%       1.50%**
Ratio of Net Investment Income to Average
 Net Assets(1)..............................      1.08%     1.12%       2.87%**
Portfolio Turnover Rate.....................        44%       15%       0.00%
--------
(1) Effect of voluntary expense limitation during the period:
  Ratio of Expenses to Average Net Assets...      1.68%     2.18%      65.28%**
  Ratio of Net Income (Loss) to Average Net
   Assets ..................................      0.65%     0.44%    (60.91)%**

*  The Fund commenced operations on December 30, 1996.
** Annualized.
+ The per share amounts for the two day period ended December 31, 1996 are based on average outstanding shares.
++ Amount represents less than $0.01 per share.

[LOGO OF HANSBERGER APPEARS HERE]


ADVISER

Hansberger Global Investors, Inc.

CUSTODIAN

The Chase Manhattan Bank

INDEPENDENT ACCOUNTANTS

Arthur Andersen LLP

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP





More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated May 1, 1999, includes more detailed information about Hansberger Institutional Series. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about each Fund is available in the Fund's annual and semi-annual reports to shareholders. In the Funds' annual report you will find a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling 1-800-414-6927.

TO REQUEST INFORMATION OR ASK QUESTIONS:


 BY TELEPHONE: Call 1-800-414-
 6927

 BY MAIL: Write to the Funds at:
 Hansberger Institutional Series
 c/o Chase Global Funds Services
 Company P.O. Box 2973
 73 Tremont Street
 Boston, MA 02208

 FROM THE SEC: You can also
 obtain the SAI or the Annual and
 Semi-Annual Reports of, as well
 as other information about,
 Hansberger Institutional Series
 from the SEC's website
 ("http://www.sec.gov").* You may
 review and copy documents at the
 SEC Public Reference Room in
 Washington, DC (for information
 call 1-800-SEC-0330). You may
 request documents by mail from
 the SEC, upon payment of a
 duplicating fee, by writing to:
 Securities and Exchange
 Commission, Public Reference
 Section, Washington, DC 20549-
 6009.

*The Funds' Investment Company Act registration number is 811-7729.